RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Disclosure of receivables and prepaid expenses [Table Text Block]
Receivables and Prepaid Expenses As at	December 31, 2020	December 31, 2019
Receivables	$40,864	$111,577
Prepaid expenses	804,013	597,718
Total receivables and prepaid expenses	$844,877	$709,295

Disclosure of long-term deposits [Table Text Block]
Long-Term Deposits As at	December 31, 2020	December 31, 2019
Long-term security deposit*	$30,204	$21,121
Total Long-Term Deposits	$30,204	$21,121

*Long-term security deposit for the current period is related to the head-office lease, US office lease, and utility security deposit; (December 31, 2019 - related to the head-office lease).

Disclosure of loan receivable [Table Text Block]
Loan receivable
Balance, December 31, 2019	$—
Loan receivable	178,248
Principal payments	—
Balance, December 31, 2020	$178,248
Current portion	$31,515
Non-current portion	$146,733

Disclosure of Interest Income [Table Text Block]
Interest income
Balance, December 31, 2019	$—
Balance, December 31, 2020	$—